RELATED PARTY TRANSACTIONS - Narrative (Details)	3 Months Ended			6 Months Ended
	Jun. 30, 2021 USD ($)	Mar. 31, 2021 agreement	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / MWh	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest expense (less than)	$ 0		$ 0	$ 1,000,000	$ 1,000,000
Number of long-term power purchase agreements amended | agreement		2
Insurance services	0		8,000,000	0	14,000,000
Letter Of Credit Facility
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	400,000,000			400,000,000		$ 400,000,000
Brookfield
Disclosure of detailed information about borrowings [line items]
Deposit	545,000,000		325,000,000	545,000,000	325,000,000
Interest expense (less than)	0		0	1,000,000	1,000,000
Insurance services			$ 1,000,000		$ 1,000,000
Brookfield | Letter Of Credit Facility
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	400,000,000			$ 400,000,000
Brookfield | Unsecured Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings	$ 0
Parent | Power purchase agreement GLPL
Disclosure of detailed information about borrowings [line items]
Weighted average energy price (in Canadian dollars per MWh) | $ / MWh				100
Average price adjustment fixed rate percent				3.00%
Weighted average energy price extension (in Canadian dollars per MWh) | $ / MWh				60
Parent | Power purchase agreement Mississagi Power Trust
Disclosure of detailed information about borrowings [line items]
Weighted average energy price (in Canadian dollars per MWh) | $ / MWh				127
Average price adjustment fixed rate percent				3.00%
LIBOR | Brookfield | Letter Of Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.80%			1.80%